FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The classification of financial instruments, as well as their carrying amounts, are as follows for the years ended:

	Amortized cost	Fair value through earnings	Derivatives used for hedging (fair value through OCI)
	$	$	$
December 31, 2021
Financial assets
Cash	26,292	—	—
Trade receivables	203,984	—	—
Supplier rebates and other receivables	5,247	—	—
Total financial assets	235,523	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	235,449	—	—
Interest rate swap agreements	—	—	1,642
Borrowings (2)	510,460	—	—
Non-controlling interest put options	—	27,523	—
Contingent consideration liability	—	8,314	—
Total financial liabilities	745,909	35,837	1,642

December 31, 2020
Financial assets
Cash	16,467	—	—
Trade receivables	162,235	—	—
Supplier rebates and other receivables	4,627	—	—
Total financial assets	183,329	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	140,011	—	—
Interest rate swap agreements	—	—	4,025
Borrowings (2)	447,842	—	—
Non-controlling interest put options	—	15,758	—
Total financial liabilities	587,853	15,758	4,025

(1)Excludes employee benefits and taxes payable
(2)Excludes lease liabilities

Schedule of financial liabilities
The classification of financial instruments, as well as their carrying amounts, are as follows for the years ended:

	Amortized cost	Fair value through earnings	Derivatives used for hedging (fair value through OCI)
	$	$	$
December 31, 2021
Financial assets
Cash	26,292	—	—
Trade receivables	203,984	—	—
Supplier rebates and other receivables	5,247	—	—
Total financial assets	235,523	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	235,449	—	—
Interest rate swap agreements	—	—	1,642
Borrowings (2)	510,460	—	—
Non-controlling interest put options	—	27,523	—
Contingent consideration liability	—	8,314	—
Total financial liabilities	745,909	35,837	1,642

December 31, 2020
Financial assets
Cash	16,467	—	—
Trade receivables	162,235	—	—
Supplier rebates and other receivables	4,627	—	—
Total financial assets	183,329	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	140,011	—	—
Interest rate swap agreements	—	—	4,025
Borrowings (2)	447,842	—	—
Non-controlling interest put options	—	15,758	—
Total financial liabilities	587,853	15,758	4,025

(1)Excludes employee benefits and taxes payable
(2)Excludes lease liabilities

Schedule of interest income and expenses relating to financial assets and financial liabilities
Total interest expense (calculated using the effective interest method) for financial assets or financial liabilities that are not at fair value through earnings are as follows for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
	$	$	$
Interest expense calculated using the effective interest rate method	26,574	27,243	31,040

Schedule of reconciliation of the carrying amount of financial instruments classified as Level 3
A reconciliation of the carrying amount of non-controlling interest put options follows for the years ended December 31, 2021 and 2020:

Non-controlling interest put options
$
Balance as of December 31, 2019	13,634
Foreign exchange	(346)
Valuation adjustment made to non-controlling interest put options	2,470
Balance as of December 31, 2020	15,758
Foreign exchange	(242)
Valuation adjustment made to non-controlling interest put options	12,007
Balance as of December 31, 2021	27,523

Schedule of reconciliation of the carrying amount of contingent consideration
A reconciliation of the carrying amount of contingent consideration liabilities follows for the years ended December 31, 2021 and 2020:

	Nortech Acquisition	Nuevopak Acquisition
	$	$
Balance as of December 31, 2019	—	—
Contingent consideration recorded as a result of the Nortech Acquisition	10,806	—
Increases resulting from net present value discounting	199	—
Fair value adjustment recorded in finance costs (income)	(11,005)	—
Balance as of December 31, 2020	—	—
Contingent consideration recorded as a result of the Nuevopak Acquisition	—	8,305
Foreign exchange		9
Balance as of December 31, 2021	—	8,314

Schedule of sensitivity analysis of exchange risk for financial instruments
The following table details the Company’s sensitivity to a 10% strengthening of other currencies against the US dollar, and the related impact on finance costs (income) - other expense (income), net. For a 10% weakening of the other currencies against the US dollar, there would be an equal and opposite impact on finance costs (income) - other expense (income), net.
The estimated increase (decrease) to finance cost (income) - other expense (income), net from financial assets and financial liabilities resulting from a 10% strengthening of other currencies against the US dollar, everything else being equal, would be as follows as of December 31:

	2021	2020
	USD$	USD$
Canadian dollar	(10,597)	(3,786)
Indian Rupee	(2,594)	(2,525)
	(13,191)	(6,311)

Schedule of information about items designated as hedging instruments of net investment
The changes in value related to the Senior Unsecured Notes designated as a hedging instrument, in the hedge of a net investment, are as follows for the years ended December 31:

	2021	2020
	$	$
(Loss) gain from change in value of the Senior Unsecured Notes used for calculating hedge ineffectiveness	(10,789)	6,488
(Loss) gain from Senior Unsecured Notes recognized in OCI	(9,423)	6,488
Loss from hedge ineffectiveness recognized in earnings in finance costs (income) in other expense (income), net	(1,385)	—
Foreign exchange gains recognized in cumulative translation adjustments in the statement of changes in equity	19	—
Deferred tax expense on change in value of the Senior Unsecured Notes recognized in OCI	(1,589)	(764)

The notional and carrying amounts of the Senior Unsecured Notes are as follows as of:

	December 31, 2021	December 31, 2020
	$	$
Notional Amount	400,000	250,000
Carrying Amount	395,614	246,236

The amounts related to the net investment in IPG (US) Holdings, Inc., designated as the hedged item in the hedge of a net investment, are as follows for the years ended December 31:

	2021	2020
	$	$
Gain (loss) from change in value of IPG (US) Holdings, Inc. used for calculating hedge ineffectiveness	9,423	(6,488)
The cumulative amounts included in the foreign currency translation reserve related to the net investment in IPG (US) Holdings, Inc., designated as the hedged item in the hedge of a net investment, is as follows as of:

	December 31, 2021	December 31, 2020
	$	$
Cumulative (loss) gain included in foreign currency translation reserve in OCI	(2,076)	7,347

Schedule of terms of interest swap agreements
The Company was party to the following interest rate swap agreements which are qualifying cash flow hedges designated as hedging instruments as of December 31, 2021 and 2020:

Effective Date	Maturity	Notional amount $	Settlement	Fixed interest rate paid %
June 8, 2017	June 20, 2022	40,000	Monthly	1.79
August 20, 2018	August 18, 2023	60,000	Monthly	2.045
The following table summarizes activity related to interest rate swap agreements designated as hedging instruments for the years ended December 31:

	2021	2020
	$	$
Gain (loss) from change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI (1)	2,383	(2,685)
Deferred tax (expense) benefit on change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI	(577)	658

(1)The hedging loss recognized in OCI before tax is equal to the change in fair value used for measuring effectiveness. There is no ineffectiveness recognized in earnings.

The following table summarizes balances related to interest rate swap agreements designated as hedging instruments as of:

	December 31, 2021	December 31, 2020
	$	$
Carrying amount included in other liabilities	1,642	4,025
Cumulative loss in cash flow hedge reserve, included in OCI, for continuing hedges	(1,291)	(3,097)

Schedule of age of trade receivables
The following table presents an analysis of the age of trade receivables and related balance as of:

	December 31, 2021	December 31, 2020
	$	$
Current	172,877	138,798
Past due accounts not impaired
1 – 30 days past due	20,988	15,257
31 – 60 days past due	4,728	2,798
61 – 90 days past due	1,383	1,299
Over 90 days past due	4,008	4,083
	31,107	23,437
Allowance for expected credit loss	1,044	1,268
Gross accounts receivable	205,028	163,503

Schedule of continuity summary of the Company’s allowance for doubtful accounts
The following table presents a continuity summary of the Company’s allowance for expected credit loss as of and for the years ended December 31:

	2021	2020
	$	$
Balance, beginning of year	1,268	909
Additions	493	545
Recoveries	(104)	—
Write-offs	(613)	(197)
Foreign exchange	—	11
Balance, end of year	1,044	1,268

Schedule of maturity analysis for non-derivative financial liabilities
The maturity analysis for financial liabilities and finance lease liabilities is as follows for the years ended:

	Non-controlling interest put options	Contingent consideration liability	Borrowings (1)	Interest on borrowings (1)	Lease liabilities	Interest on lease liabilities	Accounts payable and accrued liabilities (2)	Total
	$	$	$	$	$	$	$	$
December 31, 2021
Current maturity	27,523	3,500	7,480	20,311	10,639	2,182	235,449	307,084
2023	—	3,500	8,815	18,761	7,714	1,714	—	40,504
2024	—	2,000	1,235	17,500	5,655	1,322	—	27,712
2025	—	—	1,000	17,500	4,924	1,030	—	24,454
2026	—	—	100,376	17,597	3,504	779	—	122,256
2027 and thereafter	—	—	400,000	42,487	12,365	2,522	—	457,374
	27,523	9,000	518,906	134,156	44,801	9,549	235,449	979,384

	Non-controlling interest put options	Contingent consideration liability	Borrowings (1)	Interest on Borrowings (1)	Lease liabilities	Interest on lease liabilities	Accounts payable and accrued liabilities (2)	Total
	$	$	$	$	$	$	$	$
December 31, 2020
Current maturity	—	—	19,131	22,813	7,088	2,303	140,011	191,346
2022	15,758	—	18,663	22,197	9,013	1,853	—	67,484
2023	—	—	163,025	19,224	6,473	1,424	—	190,146
2024	—	—	1,183	17,500	4,577	1,070	—	24,330
2025	—	—	817	17,500	3,869	817	—	23,003
2026 and thereafter	—	—	250,408	13,125	11,102	2,745	—	277,380
	15,758	—	453,227	112,359	42,122	10,212	140,011	773,689

(1)Excludes lease liabilities
(2)Excludes employee benefits and taxes payable
Schedule of the Company's capital structure
The capital structure of the Company consists of cash, borrowings and equity. A summary of the Company’s capital structure is as follows for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Cash	26,292	16,467
Borrowings (excluding lease liabilities)	510,460	447,842
Total equity	352,248	316,682